Employee Cost - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨) ₨ / shares	Mar. 31, 2018 INR (₨)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number Share Options Granted	0	7,812,427
Exercise Price of options granted		₨ 345
Employee Stock Options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee cost | ₨	₨ 47.0	₨ 84.4
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period		3 years
Number of Shares vest per option		₨ 0.5
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted vesting period		5 years
Number of Shares vest per option		₨ 1.5
Long Term Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period of underlying shares	3 year vesting period and continued employment at the end of the vesting period.
Employee cost | ₨	₨ 0.0	₨ 91.8	₨ 85.5